COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS [Abstract]
Schedule of Future Lease Payments of Operating Leases

DECEMBER 31,	AMOUNT

2015	$68,451
2016	47,407
2017	48,817
2018	50,274
2019	6,307
TOTAL	$221,256